Regulatory Matters - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Total trust preferred securities	$ 20.0
Junior subordinated debt, included in Tier 2 capital	$ 25.0